INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of insurance contract liabilities
	R$ thousands
	On December 31, 2023	On December 31, 2022

Remaining coverage liability	331,148,632	292,524,729
Premium allocation approach	3,256,881	3,981,922
General model/variable fee approach	327,891,751	288,542,807
- Present value of estimated future cash flows	301,644,946	264,487,570
- Non-financial risk adjustment	1,832,047	1,892,918
- Contract Service Margin	24,414,758	22,162,319
Liability for incurred claims	13,643,590	12,231,236
- Present value of estimated future cash flows	13,150,546	11,929,406
- Non-financial risk adjustment	493,044	301,830
Total liabilities for insurance contracts	344,792,222	304,755,965

Schedule of remaining coverage for general model variable fee approach
	R$ thousands
	On December 31, 2023			On December 31, 2022
	Non-Onerous Contracts	Onerous Contracts	Total	Non-Onerous Contracts	Onerous Contracts	Total
Present value of estimated future cash outflows	388,031,144	36,009,806	424,040,950	326,000,065	35,869,281	361,869,346
- Acquisition costs	3,318,639	72,598	3,391,237	2,188,126	92,900	2,281,026
- Claims and other directly attributable expenses	384,712,505	35,937,208	420,649,713	323,811,939	35,776,381	359,588,320
Present value of estimated future cash inflows	(115,748,997)	(6,647,007)	(122,396,004)	(91,126,830)	(6,254,946)	(97,381,776)
Non-financial risk adjustment	994,571	837,476	1,832,047	937,543	955,375	1,892,918
Contract Service Margin	23,928,554	486,204	24,414,758	21,929,385	232,934	22,162,319
Total remaining coverage of the general model/variable rate model	297,205,272	30,686,479	327,891,751	257,740,163	30,802,644	288,542,807

Schedule of realization service margin
	R$ thousands
	Due within one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
Issued Insurance Contracts
- Insurance Contract	2,489,957	2,423,170	1,883,419	1,624,982	1,405,499	14,587,731	24,414,758
General model/variable rate approach on December 31, 2023	2,489,957	2,423,170	1,883,419	1,624,982	1,405,499	14,587,731	24,414,758

Issued Insurance Contracts
- Insurance Contract	3,210,179	1,736,463	1,671,090	1,317,926	1,163,876	13,062,785	22,162,319
General model/variable rate approach on December 31, 2022	3,210,179	1,736,463	1,671,090	1,317,926	1,163,876	13,062,785	22,162,319

Schedule of carrying amount insurance contract liabilities
Liabilities for remaining coverage and claims incurred	R$ thousands
	Liabilities for Remaining Coverage		Liabilities Incurred Claims (LIC) - General Model/Variable Rate Approach (BBA/VFA)		Liabilities Incurred Claims - Premium Allocation Approach (PAA)
	Excluding Loss Component	Loss Component	Present value of future cash flow (PV FCF)	Risk adjustment (RA)	Present value of future cash flow (PV FCF)	Risk adjustment (RA)
Opening balances on January 1	286,304,346	6,220,383	2,043,558	52,341	9,885,830	249,507
Insurance revenue	(51,980,046)	-	-	-	-	-
- Total retrospective method contracts	(47,080,099)	-	-	-	-	-
- Fair value method contracts	(4,899,947)	-	-	-	-	-
Insurance expenses	224,948	(450,992)	(893,936)	14,280	997,384	144,198
- Claims reported and other insurance costs	224,948	(17)	(2,739,901)	(68,697)	(24,668,608)	(603,871)
- Adjustments for incurred claim liabilities	-	-	1,845,965	82,977	25,665,992	748,069
- Onerous contract recoveries	-	(450,975)	-	-	-	-
Insurance result	(51,755,098)	(450,992)	(893,936)	14,280	997,384	144,198
Financial expenses	21,346,087	(6,817)	132,910	4,024	830,999	21,979
- Financial expenses of insurance contracts	21,346,087	(6,817)	132,910	4,024	830,999	21,979
Total changes in statement of comprehensive income	1,710,833	294	20,379	1,303	133,461	5,374
Agreements recognized in the period	105,954,544	258,688	-	-	-	-
Estimated cash flows	(39,050,180)	616,543	-	-	-	-
- Premiums received	(28,295,470)	-	-	-	-	-
- Investment component	-	-	-	-	-	-
- Commissions	(245,201)	-	-	-	-	-
- Experience adjustment	(10,509,509)	616,543	-	-	-	-
Balance on December 31, 2023	324,510,532	6,638,099	1,302,911	71,948	11,847,674	421,058

Liabilities for remaining coverage and claims incurred	R$ thousands
	Liabilities for Remaining Coverage		Liabilities Incurred Claims (LIC) - General Model/Variable Rate Approach (BBA/VFA)		Liabilities Incurred Claims (LIC) - Premium Allocation Approach (PAA)
	Excluding Loss Component	Loss Component	Present value of future cash flow (PV FCF)	Risk adjustment (RA)	Best Output Estimate (BEL)	Risk adjustment (RA)
Opening balances on January 1	262,071,331	6,021,815	1,683,469	31,933	10,521,649	199,394
Insurance revenue	(45,339,639)	-	-	-	-	-
- Total retrospective method contracts	(40,135,537)	-	-	-	-	-
- Fair value method contracts	(5,204,102)	-	-	-	-	-
Insurance expenses	103,005	(281,196)	240,998	17,798	(1,241,314)	37,128
- Claims reported and other insurance costs	103,005	(94)	(3,096,622)	(70,395)	(22,768,330)	(513,703)
- Adjustments for incurred claim liabilities	-	-	3,337,620	88,193	21,527,016	550,831
- Onerous contract recoveries	-	(281,102)	-	-	-	-
Insurance result	(45,236,634)	(281,196)	240,998	17,798	(1,241,314)	37,128
Financial expenses	17,819,331	(676)	135,485	2,945	708,772	14,997
- Financial expenses of insurance contracts	17,819,331	(676)	135,485	2,945	708,772	14,997
Total changes in statement of comprehensive income	(3,858,009)	-	(16,394)	(335)	(103,277)	(2,012)
Agreements recognized in the period	103,548,967	401,065	-	-	-	-
Fluxos de caixa estimado	(48,040,640)	79,375	-	-	-	-
- Premiums received	(32,298,080)	-	-	-	-	-
- Investment component	-	-	-	-	-	-
- Commissions	(252,391)	-	-	-	-	-
- Experience adjustment	(15,490,169)	79,375	-	-	-	-
Balance on December 31, 2022	286,304,346	6,220,383	2,043,558	52,341	9,885,830	249,507

Schedule of carrying amount of insurance liabilities variable rate approach
	R$ thousands
	2023			2022
	Present value of future cash flow (PV FCF)	Risk adjustment (RA)	Contractual Service Margin (CSM)	Present value of future cash flow (PV FCF)	Risk adjustment (RA)	Contractual Service Margin (CSM)
Opening balances on January 1	264,487,570	1,892,918	22,162,319	238,116,071	1,590,686	25,598,148
Changes related to the current period	(303,110)	(171,747)	(9,993,747)	(160,581)	(174,161)	(3,519,869)
- Coverage margin recognized in the period	-	-	(3,116,917)	-	-	(2,928,954)
- Changes in the risk adjustment recognized in the period	-	(171,747)	-	-	(174,161)	-
- Experience adjustment	(303,110)	-	(6,876,830)	(160,581)	-	(590,915)
Changes related to future periods	52,232,214	(41,922)	11,509,379	48,167,957	386,520	(535,356)
- Changes in estimates that adjust the contractual service margin	(5,232,173)	(274,168)	3,320,395	(5,699,321)	275,681	(8,797,751)
- Changes in estimates that do not adjust the contractual service margin	1,715,126	44,225	-	(3,775,585)	(117,813)	-
- Contracts initially recognized in the period	55,749,261	188,021	8,188,984	57,642,863	228,652	8,262,395
Insurance result	51,929,104	(213,669)	1,515,632	48,007,376	212,359	(4,055,225)
Total financial expenses	20,401,948	152,798	736,807	17,144,771	89,873	619,396
- Financial expenses of insurance contracts	20,401,948	152,798	736,807	17,144,771	89,873	619,396
Estimated cash flows	(35,173,676)	-	-	(38,780,648)	-	-
- Premiums received	(29,595,299)	-	-	(33,478,564)	-	-
- Claims and other insurance expenses	(5,333,175)	-	-	(5,049,653)	-	-
- Acquisition cash flows	(245,202)	-	-	(252,431)	-	-
Closing balance on December 31	301,644,946	1,832,047	24,414,758	264,487,570	1,892,918	22,162,319

Schedule of contractual service margin
	R$ thousands
	2023			2022
	Contracts measured at fair value in transition	Contracts evaluated by the total retrospective method	Total	Contracts measured at fair value in transition	Contracts evaluated by the total retrospective method	Total
Opening balances on January 1	11,188,719	10,973,600	22,162,319	16,954,759	8,643,389	25,598,148
Changes from the current period	(1,213,472)	(1,903,445)	(3,116,917)	(1,137,182)	(1,791,772)	(2,928,954)
- Contract service margin recognized in the period	(1,213,472)	(1,903,445)	(3,116,917)	(1,137,182)	(1,791,772)	(2,928,954)
Changes in relation to future periods	1,298,426	3,334,123	4,632,549	(4,794,423)	3,668,152	(1,126,271)
- Contracts initially recognized	158,162	8,030,822	8,188,984	200,620	8,061,775	8,262,395
- Changes in estimates that adjust the contract service margin	1,140,264	(4,696,699)	(3,556,435)	(4,995,043)	(4,393,623)	(9,388,666)
Subtotal of CSM variations	84,954	1,430,678	1,515,632	(5,931,605)	1,876,380	(4,055,225)
Financial expenses of insurance contracts	39,855	696,952	736,807	165,565	453,831	619,396
Closing balance on December 31	11,313,528	13,101,230	24,414,758	11,188,719	10,973,600	22,162,319

Schedule of changes in other comprehensive income
	R$ thousands
	Year ended December 31
	2023	2022
Initial balances	2,385,912	-
Changes in other comprehensive income	(1,120,457)	2,385,912
Income and expenses recognized in the period in Other comprehensive income	(1,871,540)	3,980,027
Deferred taxes	751,083	(1,594,115)
Closing balance on December 31	1,265,455	2,385,912

Schedule of insurance income
	R$ thousands
	Year ended December 31
	2023	2022
Amounts related to changes in liabilities for remaining coverage (LRC)	51,252,827	44,245,342
Outputs related to general model contracts	4,806,020	4,523,535
Non-financial risk adjustment change	171,746	174,161
Contract service margin recognized for general model and variable rate	1,656,674	1,196,103
Income related to contracts measured under premium allocation approach	44,618,387	38,351,543
Insurance Revenue	51,252,827	44,245,342

Schedule of insurance financial expense
	R$ thousands
	Year ended December 31
	2023	2022
Financial expenses of insurance contracts	(35,755,410)	(23,998,957)
Changes in obligation to pay arising from return on investment	(11,547,973)	(9,297,454)
Interest Accreditation	(22,335,897)	(18,681,530)
Effect of changes in interest rates	(1,871,540)	3,980,027
Amounts recognized in profit or loss	(33,883,870)	(27,978,984)
Amounts recognized in other comprehensive income	(1,871,540)	3,980,027

Schedule of demonstrates the reconciliation of the amounts
Occurrence/Payment	R$ thousands
	Payment year 1	Payment year 2	Payment year 3	Payment year 4	Payment year 5	Payment year 6	Payment year 7	Payment year 8	Payment year 9	Payment year 10
Year of occurrence 1	2,908,266	3,327,109	3,080,548	3,064,236	3,071,767	3,093,643	3,102,813	3,113,939	3,121,539	3,123,288
Year of occurrence 2	3,176,928	3,529,190	3,229,930	3,242,113	3,268,150	3,282,321	3,291,007	3,298,296	3,304,373	-
Year of occurrence 3	3,338,302	3,591,931	3,272,905	3,273,854	3,296,693	3,306,411	3,316,805	3,311,850	-	-
Year of occurrence 4	3,434,135	3,830,433	3,494,627	3,508,886	3,518,146	3,526,704	3,539,957	-	-
Year of occurrence 5	3,175,849	3,495,099	3,174,133	3,184,107	3,205,436	3,207,783	-	-	-	-
Year of occurrence 6	3,084,384	3,456,624	3,206,677	3,223,106	3,241,790	-	-	-	-	-
Year of occurrence 7	3,074,914	3,479,331	3,078,188	3,071,474	-	-	-	-	-	-
Year of occurrence 8	4,440,386	4,320,569	4,009,317	-	-	-	-	-	-	-
Year of occurrence 9	31,192,208	32,032,090	-	-	-	-	-	-	-	-
Year of occurrence 10	26,795,507	-	-	-	-	-	-	-	-	-
Payments accumulated up to December 31, 2023	26,795,507	32,032,090	4,009,317	3,071,474	3,241,790	3,207,783	3,539,957	3,311,850	3,304,373	3,123,288
Estimate of claims on December 31, 2023	11,417,501	823,166	472,974	255,184	166,926	129,215	100,518	69,318	43,071	-
Estimated claims payable on December 31, 2023	38,213,008	32,855,256	4,482,291	3,326,658	3,408,716	3,336,998	3,640,475	3,381,168	3,347,444	3,123,288

Schedule of liabilities claims
R$ thousands
Estimated claims payable	13,477,873
Adjustment to present value	(1,006,080)
Adjustment for non-financial risk	262,652
Other estimates	909,145
Liabilities for claims incurred on December 31, 2023	13,643,590